FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	$ 262,886	$ 483,303
Other financial assets, current	12,728	12,981
Other non - financial assets, current	34,613	42,973
Trade and other accounts receivable, current	156,824	177,491
Accounts receivable from related entities, current	502	430
Tax current assets	8,674	11,050
Total current assets	476,227	728,228
Other financial assets, non-current	10,700	9,486
Other non - financial assets, non-current	12,197	36,251
Accounts receivable, non-current	3,985	4,984
Deferred tax assets	6,720	2,228
Total non-current assets	33,602	52,949
Argentine peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	6,440	16,885
Other financial assets, current	4	311
Other non - financial assets, current	5,715	11,058
Trade and other accounts receivable, current	6,850	1,881
Tax current assets	322	389
Total current assets	19,331	30,524
Other non - financial assets, non-current	32	39
Total non-current assets	32	39
Brazilian real
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	9,073	13,157
Other financial assets, current	4	4
Other non - financial assets, current	1,488	2,985
Trade and other accounts receivable, current	53	841
Tax current assets	47	887
Total current assets	10,665	17,874
Other financial assets, non-current	3,326	3,574
Other non - financial assets, non-current	6,924	12,974
Total non-current assets	10,250	16,548
Chilean peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	9,759	32,368
Other financial assets, current	4,440	3,987
Other non - financial assets, current	20,074	15,913
Trade and other accounts receivable, current	47,392	38,340
Accounts receivable from related entities, current	19	9
Tax current assets	681	1,003
Total current assets	82,365	91,620
Other financial assets, non-current	62	69
Accounts receivable, non-current	3,985	4,984
Total non-current assets	4,047	5,053
Colombian peso
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	4,745	2,168
Other financial assets, current	111	132
Other non - financial assets, current	121	175
Trade and other accounts receivable, current	455	209
Tax current assets	1,618	675
Total current assets	7,050	3,359
Other financial assets, non-current	231	284
Deferred tax assets	4,717	221
Total non-current assets	4,948	505
Euro
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	7,099	10,361
Other financial assets, current	1,720	1,867
Other non - financial assets, current	1,936	2,667
Trade and other accounts receivable, current	24,143	24,370
Tax current assets	70	235
Total current assets	34,968	39,500
Other financial assets, non-current	2,384	1,369
Total non-current assets	2,384	1,369
U.S. dollar
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	195,264	369,455
Other financial assets, current	5,242	5,639
Other non - financial assets, current	1,106	2,351
Trade and other accounts receivable, current	56,676	98,385
Accounts receivable from related entities, current	483	421
Tax current assets	406	354
Total current assets	259,177	476,605
Other financial assets, non-current	2,524	2,490
Other non - financial assets, non-current	5,241	3,732
Deferred tax assets	10	13
Total non-current assets	7,775	6,235
Other currency
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Cash and cash equivalents	30,506	38,909
Other financial assets, current	1,207	1,041
Other non - financial assets, current	4,173	7,824
Trade and other accounts receivable, current	21,255	13,465
Tax current assets	1,080	2,287
Total current assets	62,671	68,746
Other financial assets, non-current	2,173	1,700
Other non - financial assets, non-current		19,506
Deferred tax assets	1,993	1,994
Total non-current assets	4,166	23,200
Peruvian sun
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency [Line Items]
Tax current assets	$ 4,450	$ 5,220